Long-term debt	12 Months Ended
Dec. 31, 2011
Long-term debt
Long-term debt

16    Long-term debt

	Current liabilities		Non-current liabilities
	2011	2010	2011	2010
Foreign debt
Loans and financing denominated in the following currencies:
US dollars	496	2,384	2,693	2,530
Others	9	18	52	217
Fixed Rate Notes
US dollars	410	–	10,073	10,242
EUR		–	970	1,003
Perpetual notes	–	–	–	78
Accrued charges	221	233	–	–

	1,136	2,635	13,788	14,070

Brazilian debt
Brazilian Reais indexed to Long-Term Interest Rate—TJLP/CDI and General Price Index-Market (IGP-M)	246	76	5,245	3,891
Basket of currencies	1	1	–	125
Non-convertible debentures	–	–	2,505	2,767
US dollars denominated	–	1	–	738
Accrued charges	112	110	–	–

	359	188	7,750	7,521

Total	1,495	2,823	21,538	21,591

             The long-term portion at December 31, 2011 was as follows:

2013	3,184
2014	1,231
2015	952
2016	1,607
2017 and after	14,200
No due date	364

21,538

             At December 31, 2011 annual interest rates on long-term debt were as follows:

Up to 3%	4,738
3.1% to 5%(*)	2,301
5.1% to 7%	8,802
7.1% to 9%(**)	2,793
9.1% to 11%(**)	2,365
Over 11%(**)	2,033
Variable	1

23,033

(*)
Includes Eurobonds. For this operation we have entered into derivative transactions at a cost of 4.71% per year in US dollars.

(**)
Includes non-convertible debentures and other Brazilian Real denominated debt that bear interest at the Brazilian Interbank Certificate of Deposit (CDI) and Brazilian Government Long-term Interest Rates (TJLP) plus a spread. For these operations, we have entered into derivative transactions to mitigate our exposure to the floating rate debt denominated in Brazilian Real, totaling US$ 6,005 of which US$ 5,041 has an original interest rate above 7% per year. The average cost after taking into account the derivative transactions is 2.98% per year in US dollars.

             The average cost of all derivative transactions is 3.22% per year in US dollars.

             Vale has non-convertible debentures in Brazilian Real denominated as follows:

	Quantity as of December 31, 2011				Balance
Non Convertible Debentures					December 31, 2011	December 31, 2010
	Issued	Outstanding	Maturity	Interest
2nd Series	400,000	400,000	November 20, 2013	100% CDI + 0.25%	2,167	2,429
Tranche "B"	5	5	No date	6.5% p.a + IGP-DI	364	367

					2,531	2,796

Long-term portion					2,505	2,767
Accrued charges					26	29

					2,531	2,796

             The indexation indices/rates applied to our debt were as follows (unaudited):

	Year ended as of December 31,
	2011	2010
TJLP—Long-Term Interest Rate (effective rate)	–	6.0
IGP-M—General Price Index-Market	4.1	10.9
Appreciation (devaluation) of Real against US dollar	25.3	4.7

             On January 4, 2012, (subsequent event) we issued US$1 billion notes due 2022 sold at a price of 98.804% of the principal amount and will bear a coupon of 4.375% per year, payable semi-annually though our wholly-owned subsidiary Vale Overseas Limited.

Credit Lines

             Vale has available revolving credit lines that can be disbursed and paid at any time, during its availability period. On December 31, 2011, the total amount available under the revolving credit lines was US$4.1 billion, of which US$3 billion can be drawn by Vale S.A., Vale Canada Limited and Vale International, US$350 can be drawn by Vale International and the balance by Vale Canada Limited. As of December 31, 2011, none of the borrowers had drawn any amounts under these facilities, but letters of credit totaling US$107 had been issued and remained outstanding pursuant Vale Canada Limited's facility.

             In August 2011, we entered into an agreement with a syndicate of financial institutions to finance the acquisition of five large ore carriers and two capesize bulkers at two Korean shipyards. The agreement provides a credit line of up to US$530. As of December 31, 2011, Vale had drawn US$178 under the facility.

             In October 2010, we signed an agreement with Export Development Canada (EDC) to finance its investment program. Under the agreement, EDC will provide a credit line of up to US$1 billion. As of December 31, 2011, Vale disbursed US$ 500. In September 2010, Vale entered into agreements with The Export-Import Bank of China and the Bank of China Limited for the financing to build 12 very large ore carriers comprising a facility for an amount of up to US$1,229. The financing has a 13-year total term to be repaid, and the funds will be disbursed during 3 years according to the construction schedule. As of December 31, 2011, we had drawn US$467 under this facility.

             In June 2010, Vale established certain facilities with Banco Nacional de Desenvolvimento Econômico Social—BNDES for a total amount of R$774, (US$430), to finance the acquisition of domestic equipments. On March 31, 2011, Vale increased this facility through a new agreement with BNDES for R$ 103 (US$ 62). As of December 31, 2011, we had drawn the equivalent of US$329 under these facilities.

             In May 2008, the Company has signed agreements with Japanese long term financing credit agencies in the amount of US$ 5 billion, being US$ 3 billion with Japan Bank for International Cooperation (JIBC) and US$ 2 billion with Nippon Export and Investment Insurance (NEXI), to finance mining projects, logistics and energy generation. Until December 31, 2011, Vale through its subsidiary PT International Nickel Indonesia Tbk (PTI) withdrew US$300, under the credit facility from NEXI to finance the construction of the hydroelectric plant of Karebbe, Indonesia.

             In April 2008, Vale has signed a credit line in the amount of R$ 7.3 billion (US$ 4 billion) with Banco Nacional de Desenvolvimento Econômico e Social—BNDES to finance its investment program. Until December 31, 2011, Vale withdrew R$ 2,795 (US$1,496) in this line.

Guarantee

             On December 31, 2011, US$ 648 of the total aggregate outstanding debt was secured by fixed assets.

Covenants

             Our principal covenants require us to maintain certain ratios, such as debt to EBITDA and interest coverage. We have not identified any events of noncompliance as of December 31, 2011.